Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,366,056
Proposed Maximum Offering Price per Unit | $ / shares	3.22
Maximum Aggregate Offering Price	$ 7,618,700.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,166.42
Offering Note	Represents the shares of common stock, par value $0.001 per share (“Common Stock”), of NextTrip, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement on Form S-1 (the “Registration Statement”) to which this exhibit is attached. The Registration Statement registers an aggregate of 2,366,056 shares of Common Stock, which consists of (i) 33,000 shares of Common Stock issuable upon conversion of outstanding shares of the Registrant’s Series K Nonvoting Convertible Preferred Stock issued to SIS II in a private placement on December 31, 2024 (the “Series K Offering”); (ii) 220,000 shares of Common Stock issuable upon exercise of warrants issued to SIS II in connection with the Series K Offering; (iii) 1,669,341 shares of Common Stock may be sold and issued to Alumni Capital LP (“Alumni”) from time to time pursuant to a Securities Purchase Agreement entered into with Alumni on September 19, 2024 (the “Alumni Purchase Agreement”); (iv) 32,786 shares of Common Stock issued to Alumni as commitment shares in connection with the execution of the Alumni Purchase Agreement; (v) 176,774 shares of Common Stock issuable upon exercise of warrants issued to Alumni, together with non-convertible promissory notes, pursuant to Securities Purchase Agreements entered into with Alumni on September 19, 2024 and April 1, 2025, respectively; and (vi) 234,155 shares issuable upon exercise of Series A Warrants issued to Iroquois Master Fund Ltd. and Iroquois Capital Investment Group LLC in a private placement on April 2, 2020. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on the Nasdaq Capital Market on June 17, 2025, a date within five business days prior to the filing of the Registration Statement.